OMB APPROVAL
OMB Number: 3235-0570
Expires: January 31, 2014
Estimated average burden
hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06590

Invesco Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 08/31/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2013

Invesco Value Municipal Income Trust NYSE: IIM

2	Letters to Shareholders
3	Trust Performance
4	Dividend Reinvestment Plan
5	Schedule of Investments
17	Financial Statements
20	Notes to Financial Statements
25	Financial Highlights
27	Approval of Investment Advisory and Sub-Advisory Contracts
29	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow trust shareholders.

    Your Board has been working on our annual review of the trusts’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each trust and its shareholders.

    Be assured that your Board will continue working on behalf of trust shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Trust, a complete list of your Trust’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Our website, invesco.com/us, provides trust-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■	Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2                Invesco Value Municipal Income Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/13 to 8/31/13

Trust at NAV	-11.77%
Trust at Market Value	-14.19
Barclays Municipal Bond Index‚	-5.60

Market Price Discount to NAV as of 8/31/13	-7.04
Source: ‚Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

NYSE Symbol	IIM

3                Invesco Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                Invesco Value Municipal Income Trust

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–150.13%(a)
Alabama–2.12%
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/30	$3,600	$3,682,692
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS–AGM)(b)(c)	5.00%	01/01/36	8,575	8,600,554
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(b)	5.00%	08/01/37	2,000	2,019,720
				14,302,966

Alaska–0.99%
Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS–AMBAC)(b)(d)	5.25%	12/01/26	1,350	1,354,441
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/41	3,825	3,943,040
Alaska (State of) Industrial Development & Export Authority (Snettisham Hydroelectric); Series 1998, Power RB (INS–AMBAC)(b)(d)	5.00%	01/01/27	1,400	1,365,980
				6,663,461

Arizona–2.42%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS–AGM)(b)	5.00%	03/01/41	2,065	1,960,098
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	1,950	1,732,673
Arizona (State of);
Series 2008 A, COP (INS–AGM)(b)	5.00%	09/01/26	1,995	2,041,503
Series 2008 A, COP (INS–AGM)(b)	5.00%	09/01/27	1,605	1,632,574
Arizona State University (Research Infrastructure);
Series 2004, COP(e)(f)	5.00%	09/01/14	600	628,512
Series 2004, COP (INS–AGM)(b)	5.00%	09/01/30	1,400	1,427,734
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	950,370
Series 2010, RB	5.13%	05/15/40	1,000	946,400
Maricopa County Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 A, Ref. PCR(e)	6.00%	05/01/14	550	567,369
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,665	2,466,191
Phoenix Civic Improvement Corp.; Series 2004, Jr. Lien Wastewater System RB (INS–NATL)(b)	5.00%	07/01/27	1,000	1,025,440
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/33	1,000	927,440
				16,306,304

California–28.30%
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS–AGM)(b)	5.00%	12/01/24	3,145	3,379,806
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(g)	0.00%	08/01/35	3,010	830,790
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(g)	0.00%	08/01/36	2,675	685,469
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities);
Series 2007 A, RB (INS–NATL)(b)(c)	4.50%	10/01/37	29,000	27,019,880
Series 2007 A, RB (INS–NATL)(b)	4.50%	10/01/37	3,000	2,795,160
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/26	2,720	1,555,051
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/31	5,270	2,096,722
California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS–AGM)(b)	5.00%	05/01/22	6,100	6,845,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB(c)	5.00%	11/15/36	$4,750	$4,634,955
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(d)(h)	5.00%	07/01/30	1,400	1,203,538
Series 2012, Water Furnishing RB(d)(h)	5.00%	07/01/37	3,075	2,497,300
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	3,000	2,923,650
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	3,035	2,921,005
California (State of);
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	2,410	2,493,747
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,135	4,243,999
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,360	2,352,778
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	2,250	2,422,418
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	1,800	1,799,928
California Infrastructure & Economic Development Bank;
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(e)(f)	5.00%	01/01/28	4,500	5,192,280
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(c)(e)(f)	5.00%	01/01/28	10,000	11,538,400
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(g)	0.00%	08/01/29	1,360	576,014
Dry Creek Joint Elementary School District (Election of 2008–Measure E);
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/43	2,120	308,227
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/44	1,090	147,259
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/45	6,270	784,189
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/48	4,610	470,128
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(c)	5.00%	06/01/36	4,440	4,619,909
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS–NATL)(b)	5.00%	07/01/32	5,000	5,046,200
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/31	4,155	1,483,709
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/32	3,165	1,057,300
Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/29	1,605	662,127
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset– Backed RB	5.00%	06/01/30	3,200	3,181,792
Huntington Beach Union High School District (Election of 2004); Series 2004, Unlimited Tax GO Bonds(e)(f)	5.00%	08/01/14	2,000	2,086,620
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS–NATL)(b)	5.00%	06/01/31	2,000	1,870,200
Long Beach (City of); Series 1998 A, Ref. Harbor RB (INS–NATL)(b)(d)	6.00%	05/15/18	9,000	10,622,070
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,006,640
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB(c)	5.00%	07/01/43	6,240	6,342,086
Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds(e)(f)	5.00%	09/01/14	6,000	6,289,080
Los Angeles Unified School District (Election of 2004); Series 2006 F, Unlimited Tax GO Bonds (INS–FGIC)(b)	5.00%	07/01/30	1,000	1,055,730
Menifee Union School District (Election of 2008);
Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(g)	0.00%	08/01/34	1,665	463,236
Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(g)	0.00%	08/01/35	300	78,015
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS–AMBAC)(b)(g)	0.00%	08/01/29	3,350	1,382,009
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/28	2,400	1,096,512
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/34	3,825	1,064,192
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/35	4,120	1,071,406
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/36	300	72,717
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/37	1,785	406,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Poway Unified School District (Election of 2008–School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/28	$7,840	$3,581,939
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/31	8,475	3,068,797
Regents of the University of California;
Series 2007 J, General RB (INS–AGM)(b)(c)	4.50%	05/15/31	8,825	8,771,168
Series 2007 J, General RB (INS–AGM)(b)(c)	4.50%	05/15/35	7,175	6,839,712
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District);
Series 2006, RB (INS–NATL)(b)	5.00%	12/01/28	2,000	2,113,260
Series 2006, RB (INS–NATL)(b)	5.00%	12/01/36	3,000	3,012,000
San Diego (County of) Water Authority;
Series 2004 A, COP(c)(e)(f)	5.00%	05/01/15	8,970	9,663,919
Series 2004 A, COP (INS–AGM)(b)(c)	5.00%	05/01/29	1,030	1,043,771
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.00%	06/15/28	2,000	2,072,840
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	09/01/30	1,600	646,640
San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	08/01/30	1,525	1,583,621
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	595	585,361
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(g)	0.00%	04/01/14	450	448,254
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/33	11,350	3,482,520
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/22	525	363,190
				190,953,751

Colorado–1.26%
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	3,000	3,035,070
Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS–SGI)(b)	5.00%	12/01/30	4,000	4,012,520
Series 2006, Ref. Sr. RB (INS–SGI)(b)	5.00%	12/01/35	1,500	1,458,675
				8,506,265

Connecticut–0.55%
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University);
Series 2007 K-1, RB (INS–NATL)(b)	5.00%	07/01/24	275	299,370
Series 2007 K-1, RB (INS–NATL)(b)	5.00%	07/01/27	1,225	1,295,646
Series 2007 K-2, RB (INS–NATL)(b)	5.00%	07/01/25	2,000	2,130,480
				3,725,496

District of Columbia–4.62%
District of Columbia (Provident Group–Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,000	840,950
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)	5.00%	10/01/28	2,520	2,668,857
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)	5.00%	10/01/29	625	655,506
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(b)	5.00%	02/01/31	7,000	6,824,930
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/26	3,260	3,366,993
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/27	3,260	3,426,423
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/28	6,520	6,776,953
Series 2009 A, Sec. Income Tax RB(c)	5.25%	12/01/27	5,100	5,603,931
Metropolitan Washington Airports Authority; Series 2004 C-1, Ref. Airport System RB (INS–AGM)(b)(d)	5.00%	10/01/20	1,000	1,040,370
				31,204,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–12.15%
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011, TEMPS–70SM RB	7.13%	11/15/16	$1,250	$1,257,988
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS–AGC)(b)	5.00%	04/01/31	3,000	3,031,020
Cape Coral (City of);
Series 2011, Ref. Water & Sewer RB (INS–AGM)(b)	5.00%	10/01/41	4,130	4,070,032
Series 2011 A, Ref. Water & Sewer RB (INS–AGM)(b)	5.00%	10/01/31	1,500	1,511,850
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	6,000	6,207,000
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	4,890	5,286,383
Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS–AGC)(b)	5.00%	10/01/27	3,580	3,591,778
Jacksonville (City of); Series 2003 C, Ref. Excise Taxes RB(d)(e)(f)	5.25%	10/01/13	1,700	1,707,378
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.13%	11/15/32	4,000	3,762,120
Series 2012, RB	5.50%	11/15/32	1,100	1,083,720
Miami Beach (City of); Series 2000, Water & Sewer RB (INS–AMBAC)(b)	5.75%	09/01/25	865	868,823
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	2,000	2,219,180
Miami-Dade (County of) (Miami International Airport);
Series 2003 B, Ref. Aviation RB (INS–NATL)(b)(d)	5.25%	10/01/18	2,155	2,163,943
Series 2003 B, Ref. Aviation RB (INS–NATL)(b)(d)	5.25%	10/01/19	2,270	2,279,375
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS–BHAC)(b)	5.50%	04/01/38	1,900	1,982,631
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS–AGM)(b)	5.00%	07/01/35	3,415	3,422,616
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS–NATL)(b)(i)	5.00%	10/01/30	1,000	1,016,440
Series 2010, Water & Sewer System RB (INS–AGM)(b)	5.00%	10/01/39	4,500	4,454,505
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/31	2,000	2,025,520
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/32	1,615	1,627,516
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/37	1,300	1,271,569
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,000	992,670
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,575	1,531,829
Orange (County of); Series 2012 B, Ref. Sales Tax RB(c)	5.00%	01/01/31	7,500	7,742,025
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/43	2,030	1,868,635
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(b)	5.50%	10/01/23	3,050	3,568,348
Series 2011, Ref. RB(c)	5.00%	10/01/31	2,790	2,823,173
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS–AGC)(b)	5.00%	09/01/29	3,000	3,094,290
Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS–AGM)(b)	5.00%	01/01/26	5,335	5,505,187
				81,967,544

Georgia–3.19%
Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS–NATL)(b)	5.00%	11/01/29	2,000	2,005,200
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(b)	5.00%	01/01/33	5,000	5,062,750
Series 2010 A, General Airport RB (INS–AGM)(b)	5.00%	01/01/35	5,390	5,392,533
Augusta (City of); Series 2004, Water & Sewerage RB (INS–AGM)(b)	5.25%	10/01/39	2,000	2,066,500
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	510	492,543
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS–AGM)(b)	5.00%	07/01/34	3,100	3,163,612
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/27	2,170	2,199,143
Series 2012 A, RB	5.00%	10/01/32	1,220	1,122,693
				21,504,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–2.04%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2003 B, Ref. Special Purpose RB (INS–SGI)(b)(d)	5.00%	12/01/22	$3,000	$2,999,760
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds(c)	5.00%	11/01/29	10,000	10,744,900
				13,744,660

Idaho–1.66%
Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS–AGM)(b)	5.00%	07/01/35	5,000	4,937,500
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS–AGC)(b)	5.25%	07/15/24	2,500	2,716,475
Series 2008 A, Grant & RAB (INS–AGC)(b)	5.25%	07/15/25	3,310	3,538,787
				11,192,762

Illinois–16.93%
Bourbonnais (Village of) (Olivet Nazarene University);
Series 2013, Industrial Project RB	5.50%	11/01/42	1,000	927,760
Series 2013, Industrial Project RB	5.00%	11/01/44	750	630,922
Chicago (City of) (O’Hare International Airport);
Series 2003 B-2, Third Lien General Airport RB (INS–AGM)(b)(d)	5.75%	01/01/23	2,000	2,031,800
Series 2005 A, Third Lien General Airport RB (INS–NATL)(b)	5.25%	01/01/25	8,000	8,345,440
Chicago (City of) Board of Education; Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	2,680	2,338,863
Chicago (City of) Park District (Harbor Facilities Revenues Alternate Revenue Source); Series 2003 C, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(b)	5.00%	01/01/24	1,500	1,503,210
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS–AGC)(b)	5.25%	06/01/25	775	798,847
Series 2008, Capital Grant Receipts RB (INS–AGC)(b)	5.25%	06/01/26	3,105	3,176,322
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/36	7,490	7,534,191
Chicago (City of);
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS–NATL)(b)	5.56%	01/01/21	2,000	2,101,700
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS–NATL)(b)	5.58%	01/01/22	2,000	2,087,020
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–AGM)(b)(c)(j)	5.00%	01/01/37	7,680	7,235,789
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/37	6,750	6,359,580
Series 2008, Ref. Second Lien Water RB (INS–AGM)(b)	5.00%	11/01/27	940	985,111
Cook (County of) Forest Preserve District;
Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/32	2,460	2,493,013
Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/37	2,460	2,466,765
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/24	210	226,594
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/27	1,845	1,933,246
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/28	305	315,455
Illinois (State of) (Illinois Fund for Infrastructure, Roads, Schools & Transit); Series 2001, Unlimited Tax GO Bonds (INS–NATL)(b)(c)	5.38%	04/01/15	10,000	10,684,300
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.50%	05/15/27	2,000	1,910,840
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 B, RB	5.38%	08/15/24	2,100	2,286,165
Series 2009 B, RB	5.75%	08/15/30	2,000	2,183,000
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS–AMBAC)(b)	5.00%	11/15/31	3,000	2,830,230
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	2,000	2,067,940
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/52	3,720	3,665,130
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 B, Ref. Conv. CAB RB (INS–NATL)(b)(i)	5.30%	06/15/18	3,000	3,360,600
Series 2012 B, RB(c)	5.00%	12/15/28	8,625	8,827,688
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(c)	5.00%	01/01/38	12,300	11,895,699
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/29	1,880	1,842,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	$4,090	$4,475,319
Regional Transportation Authority; Series 1999, Ref. RB (INS–AGM)(b)	5.75%	06/01/21	4,000	4,685,320
				114,206,109

Indiana–1.70%
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(d)	5.00%	07/01/40	1,870	1,591,146
Series 2013, Private Activity RB(d)	5.00%	07/01/44	750	627,757
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(c)	5.00%	02/01/30	9,000	9,230,850
				11,449,753

Iowa–2.86%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(c)(j)	5.00%	06/01/25	5,140	5,702,470
Series 2009 A, Special Obligation RB(c)(j)	5.00%	06/01/26	3,850	4,206,241
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,700	1,367,072
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	980	874,797
Iowa (State of);
Series 2001, Vision Special Fund RB (INS–NATL)(b)	5.50%	02/15/19	3,600	4,233,996
Series 2001, Vision Special Fund RB (INS–NATL)(b)	5.50%	02/15/20	2,500	2,948,650
				19,333,226

Kansas–0.92%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,510	1,602,639
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,435,920
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS–BHAC)(b)	5.25%	09/01/34	3,000	3,160,860
				6,199,419

Kentucky–1.37%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.) Series 2010 B, Ref. Hospital RB	6.38%	03/01/40	1,585	1,638,129
Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/28	4,000	4,264,600
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/28	3,140	3,354,745
				9,257,474

Louisiana–2.06%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.–Housing & Parking); Series 2010, RB (INS–AGM)(b)	5.50%	10/01/35	4,500	4,651,650
Lafayette (City of); Series 2004, Utilities RB(e)(f)	5.25%	11/01/14	4,000	4,234,440
Regional Transit Authority; Series 2010, Sales Tax RB (INS–AGM)(b)	5.00%	12/01/30	1,000	1,026,840
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	745	754,931
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	745	723,208
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,410	1,362,624
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,190	1,141,936
				13,895,629

Maine–0.40%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/33	2,750	2,697,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–3.75%
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(c)	5.50%	11/15/36	$15,820	$17,500,084
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB(c)	5.50%	07/01/36	5,120	5,644,749
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS–AGM)(b)	5.25%	08/01/31	2,000	2,156,160
				25,300,993

Michigan–1.35%
Detroit (City of); Series 2006 C, Ref. Second Lien Water Supply System RB (INS–AGM)(b)	5.00%	07/01/26	1,475	1,379,243
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2012, RB	5.00%	11/15/36	2,500	2,335,475
Wayne State University Board of Governors;
Series 2008, Ref. General RB (INS–AGM)(b)	5.00%	11/15/25	760	800,554
Series 2008, Ref. General RB (INS–AGM)(b)	5.00%	11/15/29	2,835	2,902,076
Western Michigan University Board of Trustees; Series 2008, General RB (INS–AGM)(b)	5.00%	11/15/23	1,575	1,713,159
				9,130,507

Minnesota–0.72%
Minneapolis (City of) (Fairview Health Services);
Series 2005 D, Health Care System RB (INS–AMBAC)(b)	5.00%	11/15/30	1,000	985,740
Series 2005 D, Health Care System RB (INS–AMBAC)(b)	5.00%	11/15/34	4,000	3,855,320
				4,841,060

Missouri–1.45%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	825	911,600
Series 2011 A, Ref. RB	5.50%	09/01/25	1,445	1,577,015
Series 2011 A, Ref. RB	5.50%	09/01/27	980	1,041,642
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point);
Series 2006, Power Project RB (INS–NATL)(b)	5.00%	01/01/25	2,000	2,016,080
Series 2006, Power Project RB (INS–NATL)(b)	5.00%	01/01/26	2,500	2,510,225
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	2,000	1,750,160
				9,806,722

Montana–0.31%
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS–AGC)(b)	5.75%	01/01/31	2,000	2,089,140

Nebraska–0.80%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	3,190	3,010,435
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/32	2,500	2,394,275
				5,404,710

Nevada–3.03%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS–AGM)(b)	5.25%	07/01/39	2,000	2,044,160
Clark (County of); Series 1992 B, Limited Tax GO Bonds (INS–AMBAC)(b)	6.50%	06/01/17	4,000	4,721,520
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS–AGM)(b)(c)	5.00%	06/01/26	13,000	13,696,020
				20,461,700

New Jersey–3.09%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC- Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,975	2,041,400
New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(b)	5.50%	09/01/24	3,390	3,856,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (INS–AGC)(b)	5.00%	07/01/26	$510	$530,262
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 C, Transportation System RB(e)(f)	5.25%	06/15/15	4,000	4,342,920
Series 2006 C, Transportation System CAB RB (INS–AGC)(b)(g)	0.00%	12/15/26	14,305	7,279,671
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	2,800	2,791,992
				20,842,506

New Mexico–0.22%
Albuquerque (City of); Series 2004 A, Ref. Gross Receipts & Lodgers’ Tax RB (INS–AGM)(b)	5.00%	07/01/37	1,500	1,500,690

New York–8.60%
Long Island Power Authority;
Series 2003 C, General RB (INS–AGM)(b)	5.00%	09/01/28	475	476,116
Series 2004 A, Electrical System General RB (INS–AMBAC)(b)	5.00%	09/01/34	1,000	1,000,090
Series 2011 A, Electric System General RB (INS–AGM)(b)	5.00%	05/01/36	4,955	4,921,455
Metropolitan Transportation Authority(c)	5.00%	11/15/27	10,000	10,638,500
Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/34	3,000	2,984,250
New York (City of) Municipal Water Finance Authority; Series 2005 C, Water & Sewer System RB (INS–NATL)(b)	5.00%	06/15/27	1,000	1,056,900
New York (City of) Transitional Finance Authority;
Subseries 2012 E-1, Future Tax Sec. RB(c)	5.00%	02/01/37	6,845	6,995,727
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	1,465	1,499,882
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/28	2,900	3,239,213
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/29	2,455	2,723,331
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS–NATL)(b)	5.00%	08/01/29	2,000	2,001,400
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS–BHAC)(b)	5.50%	07/01/31	1,040	1,137,136
New York (State of) Dormitory Authority;
Series 2004 A, Hospital Insured Mortgage RB (INS–AGM)(b)	5.25%	08/15/19	1,100	1,148,807
Series 2007 A, Mental Health Services Facilities Improvement RB (INS–AGM)(b)	5.00%	02/15/27	500	535,450
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	1,000	1,021,140
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1996, Gas Facilities RB (INS–NATL)(b)	5.50%	01/01/21	5,000	5,019,400
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,725	1,889,306
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/29	4,545	4,766,932
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB(c)	5.00%	09/15/40	4,900	4,950,813
				58,005,848

North Carolina–1.03%
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB(c)	5.00%	06/01/42	4,890	4,758,752
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/36	2,250	2,171,272
				6,930,024

Ohio–3.13%
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	3,300	3,085,599
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS–AGC)(b)(c)	5.25%	02/15/33	2,500	2,523,650
Cleveland (City of);
Series 2008 B-1, Public Power System CAB RB (INS–NATL)(b)(g)	0.00%	11/15/26	3,545	1,850,596
Series 2008 B-1, Public Power System CAB RB (INS–NATL)(b)(g)	0.00%	11/15/28	3,845	1,758,665
Series 2008 B-1, Public Power System CAB RB (INS–NATL)(b)(g)	0.00%	11/15/38	2,800	675,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	$2,000	$1,624,760
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	3,000	2,976,150
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	2,500	1,961,500
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,000	2,048,380
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.);
Series 2009 A, Ref. PCR(e)	5.88%	06/01/16	1,980	2,143,964
Series 2010, Ref. RB(e)	2.20%	06/01/16	500	493,010
				21,141,942

Oregon–0.46%
Oregon (State of) Department of Administrative Services;
Series 2005 B, COP(e)(f)	5.00%	11/01/15	1,120	1,228,808
Series 2005 B, COP(e)(f)	5.00%	11/01/15	1,685	1,848,698
				3,077,506

Pennsylvania–3.65%
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS–NATL)(b)(d)	5.00%	11/01/37	3,500	3,418,170
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB(e)	3.70%	05/01/15	4,000	4,107,040
Pennsylvania (State of) Turnpike Commission; Series 2004 A, RB (INS–AMBAC)(b)	5.00%	12/01/34	5,000	5,001,700
Philadelphia (City of);
Series 1998, Ref. Water & Wastewater RB (INS–AMBAC)(b)	5.25%	12/15/14	5,000	5,171,250
Series 2009 B, Limited Tax GO Bonds (INS–AGC)(b)	7.13%	07/15/38	1,750	1,942,902
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(b)	5.13%	09/01/23	4,500	4,987,035
				24,628,097

Puerto Rico–1.25%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	2,280	1,558,882
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/42	4,895	3,257,965
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	4,600	3,627,514
				8,444,361

Rhode Island–1.57%
Rhode Island Depositors Economic Protection Corp.; Series 1993 B, Ref. Special Obligation RB(e)(f)	6.00%	08/01/17	10,000	10,575,300

South Carolina–2.60%
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS–AGC)(b)	5.75%	01/01/34	7,410	7,884,610
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,350	1,319,612
South Carolina (State of) Medical University Hospital Authority; Series 2004 A, Ref. FHA Insured Mortgage Hospital Facilities RB(e)(f)	5.25%	08/15/14	2,500	2,617,850
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2006 A, RB (INS–NATL)(b)	5.00%	01/01/36	5,000	4,999,650
South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (INS–AMBAC)(b)	5.00%	01/01/21	740	740,881
				17,562,603

Tennessee–0.52%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, Hospital RB	5.00%	08/15/42	1,000	921,850
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS–AGM)(b)	5.25%	11/01/30	2,475	2,576,525
				3,498,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–15.28%
Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds(c)	5.00%	08/15/34	$4,895	$5,073,716
Amarillo Health Facilities Corp. (Baptist St. Anthony’s Hospital Corp.);
Series 1998, RB(e)(f)	5.50%	01/01/16	3,020	3,275,522
Series 1998, RB(e)(f)	5.50%	01/01/17	5,075	5,604,678
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	2,000	2,077,120
Central Texas Regional Mobility Authority; Series 2013 A, Ref. Sr. Lien RB	5.00%	01/01/43	1,500	1,284,855
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/34	1,500	1,474,890
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP– Texas Permanent School Fund)	5.00%	02/15/27	2,285	2,457,358
Harris (County of) Metropolitan Transit Authority;
Series 2011 A, Sales & Use Tax RB(c)	5.00%	11/01/36	3,305	3,355,732
Series 2011 A, Sales & Use Tax RB(c)	5.00%	11/01/41	3,000	3,021,810
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)(b)	5.25%	11/15/24	2,160	2,337,574
Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS–AGC)(b)	5.00%	11/15/27	1,840	1,920,610
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(b)(g)	0.00%	09/01/26	3,975	2,078,249
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(b)(g)	0.00%	09/01/27	5,015	2,419,537
Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS–NATL)(b)	5.25%	05/15/23	12,130	12,526,287
Houston Community College System;
Series 2008, Sr. Lien Student Fee RB (INS–AGM)(b)	5.00%	04/15/25	1,910	2,087,916
Series 2008, Sr. Lien Student Fee RB (INS–AGM)(b)	5.00%	04/15/26	1,330	1,385,301
Series 2008, Sr. Lien Student Fee RB (INS–AGM)(b)	4.50%	04/15/27	225	225,736
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/42	2,000	1,748,220
Humble Independent School District; Series 2008 A, School Building Unlimited Tax GO Bonds (INS–AGC)(b)	5.00%	02/15/26	285	308,678
Lower Colorado River Authority;
Series 2001, Ref. RB (INS–AGM)(b)	5.00%	05/15/26	965	965,048
Series 2002, Ref. & Improvement RB (INS–NATL)(b)	5.00%	05/15/31	450	450,239
Series 2002, Ref. & Improvement RB (INS–NATL)(b)	5.00%	05/15/31	7,535	7,553,913
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(g)	0.00%	01/01/28	16,400	7,597,464
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(g)	0.00%	01/01/29	2,725	1,185,757
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(g)	0.00%	01/01/31	3,550	1,362,703
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,405	2,442,831
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(b)	5.00%	10/01/32	2,265	2,294,536
Series 2011, Special Project RB (INS–AGM)(b)	5.00%	10/01/37	2,475	2,487,771
Texas (State of) Transportation Commission; Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	4,750	4,438,447
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS–BHAC)(b)(g)	0.00%	08/15/27	7,000	3,536,190
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/28	3,025	2,876,503
Series 2012, Gas Supply RB	5.00%	12/15/29	2,000	1,869,040
Series 2012, Gas Supply RB	5.00%	12/15/31	2,325	2,121,981
University of Houston; Series 2008, Ref. Consolidated RB (INS–AGM)(b)(c)	5.00%	02/15/33	2,500	2,546,700
Victoria Independent School District;
Series 2008, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/24	1,920	2,118,566
Series 2008, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/25	815	885,196
Waco Educational Finance Corp. (Baylor University); Series 2012, RB	5.00%	03/01/43	1,750	1,736,647
				103,133,321

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–1.56%
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS–AGM)(b)(c)	5.00%	06/15/36	$10,325	$10,506,720

Virginia–1.88%
Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS–NATL)(b)	5.25%	07/15/22	3,000	3,329,280
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	2,500	2,482,725
Roanoke (City of) Industrial Development Authority (Carilion Health System);
Series 2005, Hospital RB(e)(f)	5.00%	07/01/20	35	41,224
Series 2005 B, Hospital RB (INS–AGM)(b)	5.00%	07/01/38	2,365	2,297,692
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	1,125	908,348
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(d)	5.50%	01/01/42	1,740	1,509,815
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(d)	5.00%	01/01/40	2,700	2,149,443
				12,718,527

Washington–5.77%
Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS–NATL)(b)	5.00%	09/01/31	10,000	10,163,100
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS–NATL)(b)	5.00%	01/01/34	950	1,008,235
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/32	2,500	2,505,250
Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds(e)(f)	5.13%	06/01/15	2,500	2,705,800
Washington (State of);
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS–AMBAC)(b)(g)	0.00%	12/01/29	5,100	2,550,255
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)	5.00%	08/01/29	8,995	9,828,117
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)	5.00%	08/01/30	9,460	10,159,094
				38,919,851

West Virginia–1.03%
West Virginia (State of) Economic Development Authority (Appalachian Power Co.–Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB	5.38%	12/01/38	4,000	4,016,320
West Virginia (State of) Water Development Authority (Loan Program II); Series 2003 B, Ref. RB (INS–AMBAC)(b)	5.25%	11/01/23	2,900	2,952,374
				6,968,694

Wisconsin–1.54%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	5,000	4,673,750
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.50%	04/01/32	1,155	1,055,751
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	4,235	4,686,578
				10,416,079
TOTAL INVESTMENTS(k)–150.13% (Cost $1,015,369,159)				1,013,017,237
FLOATING RATE NOTE OBLIGATIONS–(30.26)%
Notes with interest rates ranging from 0.06% to 0.62% at 08/31/2013 and contractual maturities of collateral ranging from 04/01/15 to 10/01/52 (See Note 1J)(l)				(204,150,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(21.21)%				(143,100,000)
OTHER ASSETS LESS LIABILITIES–1.34%				9,004,901
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$674,772,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Value Municipal Income Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Co.
FHA	– Federal Housing Administration
FTA	– Federal Transit Administration
GO	– General Obligation
INS	– Insurer
Jr.	– Junior
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(d)	Security subject to the alternative minimum tax.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $3,700,838, which represented less than 1% of the Trust’s Net Assets.
(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $11,165,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	20.3%
National Public Finance Guarantee Corp.	19.9
Assured Guaranty Corp.	7.0
American Municipal Bond Assurance Corp.	5.9

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2013. At August 31, 2013, the Trust’s investments with a value of $325,483,884 are held by Dealer Trusts and serve as collateral for the $204,150,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of August 31, 2013

Revenue Bonds	75.5%
General Obligation Bonds	17.1
Pre-refunded Bonds	7.3
Other	0.1

16                         Invesco Value Municipal Income Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,015,369,159)	$1,013,017,237
Receivable for:
Investments sold	6,841,462
Interest	11,874,374
Fund expenses absorbed	123,830
Investment for trustee deferred compensation and retirement plans	50,962
Deferred offering costs	143,663
Other assets	45,428
Total assets	1,032,096,956

Liabilities:
Floating rate note obligations	204,150,000
Variable rate muni term preferred shares, at liquidation preference ($0.01 par value, 1,431 issued with liquidation preference of $100,000 per share)	142,906,612
Payable for:
Investments purchased	7,457,218
Amount due custodian	2,262,055
Accrued trustees’ and officers’ fees and benefits	4,635
Accrued other operating expenses	74,047
Trustee deferred compensation and retirement plans	329,817
Accrued interest expense	140,434
Total liabilities	357,324,818
Net assets applicable to common shares	$674,772,138

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$692,677,304
Undistributed net investment income	2,375,652
Undistributed net realized gain (loss)	(17,928,896)
Net unrealized appreciation (depreciation)	(2,351,922)
$674,772,138

Shares outstanding, no par value per share, with an unlimited number of shares authorized:
Common shares outstanding	47,027,949
Net asset value per common share	$14.35
Market value per common share	$13.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$23,853,631

Expenses:
Advisory fees	3,029,473
Administrative services fees	88,840
Custodian fees	10,394
Interest, facilities and maintenance fees	2,117,653
Transfer agent fees	9,242
Trustees’ and officers’ fees and benefits	35,277
Other	285,002
Total expenses	5,575,881
Less: Fees waived	(1,647,029)
Net expenses	3,928,852
Net investment income	19,924,779

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(4,288,619)
Change in net unrealized appreciation (depreciation) of investment securities	(108,280,090)
Net realized and unrealized gain (loss)	(112,568,709)
Net increase (decrease) in net assets resulting from operations	$(92,643,930)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$19,924,779	$25,914,794
Net realized gain (loss)	(4,288,619)	3,465,822
Change in net unrealized appreciation (depreciation)	(108,280,090)	9,496,139
Net increase (decrease) in net assets resulting from operations	(92,643,930)	38,876,755
Distributions to auction rate preferred shareholders from net investment income	—	(57,741)
Net increase (decrease) in net assets from operations applicable to common shares	(92,643,930)	38,819,014
Distributions to shareholders from net investment income	(21,162,579)	(26,525,190)
Increase from transactions in common shares of beneficial interest	—	439,430,823
Net increase (decrease) in net assets applicable to common shares	(113,806,509)	451,724,647

Net assets applicable to common shares:
Beginning of period	788,578,647	336,854,000
End of period (includes undistributed net investment income of $2,375,652 and $3,613,452, respectively)	$674,772,138	$788,578,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2013

(Unaudited)

Cash provided by operating activities:
Net decrease in net assets resulting from operations applicable to common shares	$(92,643,930)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(104,992,782)
Proceeds from sales of investments	94,331,151
Amortization of premium and deferred offering costs	2,250,640
Accretion of discount	(1,700,656)
Decrease in receivables and other assets	(526,908)
Decrease in accrued expenses and other payables	(88,656)
Net realized loss from investment securities	4,288,619
Net change in unrealized depreciation on investment securities	108,280,090
Net cash provided by operating activities	9,197,568

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(21,162,579)
Decrease in payable for amount due custodian	(2,674,989)
Net proceeds from floating rate note obligations	14,640,000
Net cash provided by (used in) financing activities	(9,197,568)
Net increase in cash and cash equivalents	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,082,856

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Value Municipal Income Trust (the “Trust”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide current income which is exempt from federal income tax.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

20                         Invesco Value Municipal Income Trust

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares (“ARPS”) and floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the

21                         Invesco Value Municipal Income Trust

expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least October 31, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.46%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on October 31, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $1,647,029.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2013, expenses incurred under these agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

22                         Invesco Value Municipal Income Trust

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2013 were $200,914,286 and 1.18%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2013 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$6,203,518	$—	$6,203,518
February 28, 2017	3,917,528	—	3,917,528
February 28, 2018	1,626,164	—	1,626,164
	$11,747,210	$—	$11,747,210

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of October 15, 2012, the date of reorganization of Invesco Value Municipal Bond Trust, Invesco Value Municipal Securities and Invesco Value Municipal Trust into the Trust, are realized on securities held in each Trust at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2013 was $109,651,874 and $99,657,322, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,026,696
Aggregate unrealized (depreciation) of investment securities	(36,533,291)
Net unrealized appreciation (depreciation) of investment securities	$(3,506,595)

Cost of investments for tax purposes is $1,016,523,832.

NOTE 8—Variable Rate Muni Term Preferred Shares

On May 9, 2012, the Trust issued 712 Series 2015/6-IIM VMTP Shares, with a liquidation preference of $100,000 per share pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 9, 2012 were used to redeem all of the Trust’s outstanding ARPS. In addition, the Trust issued 719 Series 2015/6-IIM VMTP Shares in connection with the reorganization of the Target Trust into the

23                         Invesco Value Municipal Income Trust

Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and are being amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1.10% to 4.00% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2013 were $143,100,000 and 1.23%, respectively.

The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31, 2013	February 28, 2013
Beginning shares	47,027,949	20,694,675
Shares issued in connection with reorganization(a)	—	26,333,274
Ending shares	47,027,949	47,027,949

(a)	As of the open of business on October 15, 2012, Invesco Value Municipal Bond Trust, Invesco Value Municipal Securities and Invesco Value Municipal Trust (the “Target Trusts”) merged with and into the Trust pursuant to a plan of reorganization approved by the Trustees of the Trust on August 14, 2012 and by the shareholders of the Target Trusts on November 30, 2012. The reorganization was accomplished by a tax-free exchange of 26,333,274 shares of the Trust for 3,942,543 shares outstanding of Invesco Value Municipal Bond Trust, 6,591,385 shares outstanding of Invesco Value Municipal Securities and 17,484,370 shares outstanding of Invesco Value Municipal Trust as of the close of business on October 12, 2012. Common shares of the Target Trusts were exchanged common shares of the Trust, based on the relative net asset value of the Target Trusts to the net asset value of the Trust on the close of business, October 12, 2012. Invesco Value Municipal Bond Trust’s net assets as of the close of business on October 12, 2012 of $62,290,564, including $8,356,834 of unrealized appreciation, Invesco Value Municipal Securities’s net assets as of the close of business on October 12, 2012 of $100,751,548, including $8,353,093 of unrealized appreciation and Invesco Value Municipal Trust’s net assets as of the close of business on October 12, 2012 of $276,388,711, including $38,458,911 of unrealized appreciation, were combined with those of the Trust. The net assets of the Trust immediately before the acquisition were $345,390,651 and $784,821,474 immediately after the acquisition.
The pro forma results of operations for the year ended February 28, 2013 assuming the reorganization had been completed on March 1, 2012, the beginning of the annual reporting period are as follows:

Net investment income	$39,646,463
Net realized/unrealized gains	24,573,200
Change in net assets resulting from operations	$64,219,663

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Trusts that have been included in the Trust’s Statement of Operations since October 15, 2012.

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transaction at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2013:

Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2013	$0.075	September 3, 2013	September 30, 2013
October 1, 2013	$0.075	October 11, 2013	October 31,2013

24                         Invesco Value Municipal Income Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,		Four months ended February 28,		Years ended October 31,
	2013		2013	2012		2011		2010		2009		2008
Net asset value per common share, beginning of period	$16.77		$16.28	$14.10		$15.46		$14.65		$12.76		$15.32
Net investment income(a)	0.42		0.85	0.89		0.27		0.93		0.94		0.95
Net gains (losses) on securities (both realized and unrealized)	(2.39)		0.54	2.19		(1.33)		0.77		1.88		(2.57)
Distributions paid to preferred shareholders from net investment income			(0.00)	(0.01)		(0.01)		(0.02)		(0.05)		(0.26)
Total income (loss) from investment operations	(1.97)		1.39	3.07		(1.07)		1.68		2.77		(1.88)
Less dividends and distributions paid to common shareholders from:
Net investment income	(0.45)		(0.90)	(0.89)		(0.29)		(0.87)		(0.77)		(0.68)
Net realized gains	—		—	—		—		—		(0.11)		(0.02)
Total dividends and distributions paid to common shareholders	(0.45)		(0.90)	(0.89)		(0.29)		(0.87)		(0.88)		(0.70)
Anti-dilutive effect of shares repurchased(a)	—		—	—		—		—		—		0.02
Net asset value per common share, end of period	$14.35		$16.77	$16.28		$14.10		$15.46		$14.65		$12.76
Market value, end of period	$13.34		$16.03	$17.16		$13.15		$15.32		$13.40		$10.76
Total return at net asset value(b)	(11.77)%		8.78%	22.44%		(6.82)%		12.05%
Total return at market value(c)	(14.19)%		(1.35)%	38.39%		(12.30)%		21.39%		33.83%		(17.80)%
Net assets applicable to common shares, end of period (000s omitted)	$674,772		$788,579	$336,854		$291,856		$320,035		$303,157		$264,145
Portfolio turnover rate(d)	9%		22%	13%		3%		7%		16%		12%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses with fee waivers and/or expense reimbursements	1.05	%(e)	0.98%	1.03	%(f)	1.38	%(f)(g)(h)	0.88	%(f)	1.02	%(f)(i)	1.15	%(f)(i)
Ratio of expenses excluding interest, facilities and maintenance fees(j)	0.49	%(e)	0.57%	0.78	%(f)	1.14	%(f)(g)(h)	0.68	%(f)	0.74	%(f)(i)	0.75	%(f)(i)
Ratio of expenses without fee waivers and/or expense reimbursements	1.49	%(e)	1.20%	1.03	%(f)	1.38	%(f)(h)	—		—		—
Ratio of net investment income before preferred share dividends	5.31	(e)	5.09%	5.85%		5.81	%(h)	6.15%		6.86	%(i)	6.43	%(i)
Preferred share dividends			0.01%	0.06%		0.12	%(h)	0.11%		0.37%		1.76%
Ratio of net investment income after preferred share dividends	5.31	(e)	5.08%	5.79%		5.69	%(h)	6.04%		6.49	%(i)	4.67	%(i)
Rebate from Morgan Stanley affiliate	—		—	—		—		—		0.00	%(k)	0.00	%(k)

Senior securities:
Total amount of preferred shares outstanding (000s omitted)(l)	$143,100		$143,100	$71,200		$82,050
Asset coverage per preferred share(l)(m)	$571,391		$650,892	$286,555		$227,853		490%		469%		343%
Liquidating preference per preferred share(l)	$100,000		$100,000	$50,000		$50,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all of the shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable. For the year ending February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $447,993,039 and sold of $32,622,675 in effort to realign the Trust’s portfolio holdings after the reorganization of Invesco Value Municipal Bond Trust, Invesco Value Municipal Securities and Invesco Value Municipal Trust into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $744,488.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Ratio includes an adjustment for a change in accounting estimate for professional services fees during the period. Ratios excluding this adjustment would have been lower by 0.14%.
(h)	Annualized.
(i)	The ratios reflect the rebate of certain Trust expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(j)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(k)	Amount is less than 0.005%.
(l)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(m)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding. For periods prior to February 28, 2011, calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by preferred shares at liquidation value.

25                         Invesco Value Municipal Income Trust

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint (“Complaint”) was filed by common shareholders on behalf of Invesco Value Municipal Income Trust and Invesco Municipal Opportunity Trust (the “Trusts”) against Morgan Stanley Investment Advisers, Inc. and its parent as well as certain individuals (collectively, the “Defendants”) in Curbow Family LLC v. Morgan Stanley Investment Advisors, Inc. The Plaintiffs alleged that Defendants breached their fiduciary duties primarily by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value, which was allegedly higher than market value at the time, and by not having adequate procedures to deal with potential conflicts of interest. The Plaintiffs alleged that the redemption of the ARPS wasted Trust assets, occurred at the expense of the Trusts and the common shareholders, and was improperly motivated to benefit preferred shareholders and Defendants. Additionally, the Plaintiffs claimed that the ARPS were replaced with less favorable financing. Plaintiffs seek a judgment that: 1) prohibits the Trusts from redeeming any ARPS at their liquidation value using the Trusts’ assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. On June 24, 2010, the Board of Trustees formed a Special Litigation Committee (“SLC”) to investigate the claims made in the April 2010 demand letters underlying the Complaint, with the assistance of independent counsel. After reviewing the findings of the SLC, the Independent Trustees of the Board announced on July 12, 2011 that it had voted to adopt the SLC’s recommendation to reject the demands and seek dismissal of the lawsuit. The Trusts filed a motion to dismiss on October 4, 2011, which remains pending. The Trust has accrued $16,987 in expenses relating to these matters during the six months ending August 31, 2013.

Management of Invesco and the Trust believe that the outcome of the proceedings described above will not have a material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

26                         Invesco Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Value Municipal Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the closed-end funds and all of the open-end funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund mergers approved by the Trustees. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

27                         Invesco Value Municipal Income Trust

Closed-End – General & Insured Municipal Funds (Leveraged) Index. The Board noted that the Fund’s performance was in the fifth quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one and three year periods and above the Index for the five year period. Invesco Advisers noted that the Fund’s portfolio securities were of higher quality than its peers and that the current portfolio management team intends to add leverage and lower-rated credit exposure as market conditions permit. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual management fee rate was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one closed-end fund with comparable investment strategies overseen by the Board and below the rates of four closed-end funds with comparable investment strategies advised by Invesco Advisers but overseen by a different board.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts in a manner substantially similar to the management of the Fund.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least October 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of fund accounting services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

28                         Invesco Value Municipal Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Value Municipal Income Trust (the “Fund”) was held on August 8, 2013. The Meeting was held for the following purpose:

(1)	Elect three Trustees, by the holders of Common Shares and Preferred Shares voting together as a single class, and elect one Trustee by the holders of Preferred Shares voting separately, each of whom will serve for a three-year term or until his or her successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against
(1)	Albert R. Dowden	41,343,097	2,629,137
	Hugo F. Sonnenschein	41,360,768	2,611,466
	Raymond Stickel, Jr.	41,441,655	2,530,579
	Prema Mathai-Davis(P)	1,431	0

(P)	Election of Trustee by preferred shareholders only.

29                         Invesco Value Municipal Income Trust

Correspondence information

Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06590                 MS-CE-VMINC-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Value Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.